Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2011